Provision For Income Taxes And Deferred Income Taxes - Summary of Reconciliation Between The Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected income tax (recovery) expense at statutory tax rate	$ 4,833	$ (10,783)
Tax rate differences	76	(5,383)
Pass through and non-controlling entities	(13,559)	186
State tax expense, net	11,148	1,726
Permanently non-deductible items	29,635	16,382
Uncertain tax treatment	7,598	4,875
Share-based compensation	3,349	3,869
Change in tax status		3,102
Return-to-provision and other prior period adjustments	(4,301)
Net changes in deferred tax assets not recognized	5,586	608
Other	(645)	(121)
Income tax expense	$ 43,720	$ 14,461
Effective tax rate	206.80%	(28.40%)